Other Income	12 Months Ended
Oct. 31, 2024
Other Income [Abstract]
OTHER INCOME
8.	OTHER INCOME

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Bank and other interest income	20,020	8,988	15,945	743
Government grant	—	—	56	117
Others	—	—	51	7
	20,020	8,988	16,052	867